Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Aug. 17, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax expense	$ (20)	$ (1,004)	$ (1,024)	$ 0	$ (1,024)	$ 0
Deferred income taxes	$ 2,341		$ 2,341		$ 2,341		$ 0